EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2012
EQUITY METHOD INVESTMENTS [Abstract]
EQUITY METHOD INVESTMENTS
EQUITY METHOD INVESTMENTS
Our consolidated net income includes our Company's proportionate share of the net income or loss of our equity method investees. When we record our proportionate share of net income, it increases equity income (loss) — net in our consolidated statements of income and our carrying value in that investment. Conversely, when we record our proportionate share of a net loss, it decreases equity income (loss) — net in our consolidated statements of income and our carrying value in that investment. The Company's proportionate share of the net income or loss of our equity method investees includes significant operating and nonoperating items recorded by our equity method investees. These items can have a significant impact on the amount of equity income (loss) — net in our consolidated statements of income and our carrying value in those investments. Refer to Note 17 for additional information related to significant operating and nonoperating items recorded by our equity method investees. The carrying values of our equity method investments are also impacted by our proportionate share of items impacting the equity investee's AOCI.
We eliminate from our financial results all significant intercompany transactions, including the intercompany portion of transactions with equity method investees.
Coca-Cola Enterprises Inc.
On October 2, 2010, we completed our acquisition of CCE's former North America business and relinquished our indirect ownership interest in CCE's European operations. As a result of this transaction, the Company does not own any interest in New CCE. Refer to Note 2 for additional information related to this transaction.
We accounted for our investment in CCE under the equity method of accounting until our acquisition of CCE's former North America business was completed on October 2, 2010. Therefore, our consolidated net income for the year ended December 31, 2010, included equity income from CCE during the first nine months of 2010. The Company owned 33 percent of the outstanding common stock of CCE immediately prior to the acquisition. The following table provides summarized financial information for CCE for the nine months ended October 1, 2010 (in millions):

Nine Months Ended
October 1, 2010
Net operating revenues	$16,464
Cost of goods sold	10,028
Gross profit	$6,436
Operating income (loss)	$1,369
Net income (loss)	$677

The following table provides a summary of our significant transactions with CCE for the nine months ended October 1, 2010 (in millions):

Nine Months Ended
October 1, 2010
Concentrate, syrup and finished product sales to CCE	$4,737
Syrup and finished product purchases from CCE	263
CCE purchases of sweeteners through our Company	251
Marketing payments made by us directly to CCE	314
Marketing payments made to third parties on behalf of CCE	106
Local media and marketing program reimbursements from CCE	268
Payments made to CCE for dispensing equipment repair services	64
Other payments — net	19

Syrup and finished product purchases from CCE represent purchases of fountain syrup in certain territories that have been resold by our Company to major customers and purchases of bottle and can products. Marketing payments made by us directly to CCE represent support of certain marketing activities and our participation with CCE in cooperative advertising and other marketing activities to promote the sale of Company trademark products within CCE territories. These programs were agreed to on an annual basis. Marketing payments made to third parties on behalf of CCE represent support of certain marketing activities and programs to promote the sale of Company trademark products within CCE's territories in conjunction with certain of CCE's customers. Pursuant to cooperative advertising and trade agreements with CCE, we received funds from CCE for local media and marketing program reimbursements. Payments made to CCE for dispensing equipment repair services represent reimbursement to CCE for its costs of parts and labor for repairs on cooler, dispensing or post-mix equipment owned by us or our customers. The other payments — net line in the table above represents payments made to and received from CCE that are individually insignificant.
Our Company had previously entered into programs with CCE designed to help develop cold-drink infrastructure. Under these programs, we paid CCE for a portion of the cost of developing the infrastructure necessary to support accelerated placements of cold-drink equipment. These payments supported a common objective of increased sales of Company Trademark Beverages from increased availability and consumption in the cold-drink channel.
Preexisting Relationships
The Company evaluated all of our preexisting relationships with CCE prior to the close of the transaction. Based on these evaluations, the Company recognized charges of $265 million in 2010 related to preexisting relationships with CCE. These charges were primarily related to the write-off of our investment in cold-drink infrastructure programs with CCE as our investment in these programs did not meet the criteria to be recognized as an asset subsequent to the acquisition. These charges were included in the line item other income (loss) — net in our consolidated statements of income and impacted the Corporate operating segment. Refer to Note 17.
Other Equity Method Investments
The Company's other equity method investments include our ownership interests in Coca-Cola Hellenic, Coca-Cola FEMSA and Coca-Cola Amatil. As of December 31, 2012, we owned approximately 23 percent, 29 percent and 29 percent, respectively, of these companies' common shares. As of December 31, 2012, our investment in our equity method investees in the aggregate exceeded our proportionate share of the net assets of these equity method investees by $2,241 million. This difference is not amortized.
A summary of financial information for our equity method investees in the aggregate, other than CCE, is as follows (in millions):

Year Ended December 31,	2012	2011	2010
Net operating revenues	$47,087	$42,472	$38,663
Cost of goods sold	28,821	26,271	23,053
Gross profit	$18,266	$16,201	$15,610
Operating income	$4,605	$4,181	$4,134
Consolidated net income	$2,993	$2,237	$2,659
Less: Net income attributable to noncontrolling interests	89	99	89
Net income attributable to common shareowners	$2,904	$2,138	$2,570

December 31,	2012	2011
Current assets	$16,054	$13,960
Noncurrent assets	32,687	27,152
Total assets	$48,741	$41,112
Current liabilities	$12,004	$10,545
Noncurrent liabilities	12,272	11,646
Total liabilities	$24,276	$22,191
Equity attributable to shareowners of investees	$23,827	$18,392
Equity attributable to noncontrolling interests	638	529
Total equity	$24,465	$18,921
Company equity investment	$9,216	$7,233

Net sales to equity method investees other than CCE, the majority of which are located outside the United States, were $7.1 billion, $6.9 billion and $6.2 billion in 2012, 2011 and 2010, respectively. Total payments, primarily marketing, made to equity method investees other than CCE were $1,587 million, $1,147 million and $1,034 million in 2012, 2011 and 2010, respectively. In addition, purchases of finished products from equity method investees other than CCE were $392 million, $430 million and $205 million in 2012, 2011 and 2010, respectively.
If valued at the December 31, 2012, quoted closing prices of shares actively traded on stock markets, the value of our equity method investments in publicly traded bottlers would have exceeded our carrying value by $10.4 billion.
Net Receivables and Dividends from Equity Method Investees
Total net receivables due from equity method investees were $1,162 million and $1,042 million as of December 31, 2012 and 2011, respectively. The total amount of dividends received from equity method investees was $393 million, $421 million and $354 million for the years ended December 31, 2012, 2011 and 2010, respectively. Dividends received included a $35 million and $60 million special dividend from Coca-Cola Hellenic during 2012 and 2011, respectively. We classified the receipt of these cash dividends in cash flows from operating activities because our cumulative equity in earnings from Coca-Cola Hellenic exceeded the cumulative distributions received; therefore, the dividends were deemed to be a return on our investment and not a return of our investment.